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                         LORD ABBETT BLEND TRUST
                             90 HUDSON STREET
                    JERSEY CITY, NEW JERSEY 07302-3973


                                                          December 2, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Blend Trust
     1933 Act File No. 333-60304
     1940 Act File No. 811-10371

Ladies/Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 5 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 28, 2005.

     Please contact the undersigned at (201) 395-2926 if you have any questions or comments.


                                       Sincerely yours,

                                       /s/ Natalina R. DePina
                                       ---------------------------------
                                       Natalina R. DePina
                                       Paralegal
                                       Lord, Abbett & Co. LLC